Segments (Notes)	12 Months Ended
Dec. 26, 2020
Segment Reporting [Abstract]
Segments	Segments
The Company's operations are conducted in three reporting business segments: Vitamin Shoppe, American Freight and Buddy's. The Company defines its segments as those operations which results its chief operating decision maker ("CODM") regularly reviews to analyze performance and allocate resources. The results of operations of Buddy's are included in the Company's results of operations beginning on July 10, 2019, the results of operations of Vitamin Shoppe are included in the Company's results of operations beginning on December 16, 2019, while the results of operations of American Freight are included in the Company's results of operations beginning on February 14, 2020. The results of operations of the Sears Outlet business are included in the Company's results of operations beginning on October 23, 2019 and are included in the results of operations of the American Freight segment. As a result of the Company's entry into the Purchase Agreement to sell its Liberty Tax business, as discussed in "Note 3. Discontinued Operations and Asset Dispositions", the Company's Liberty Tax business is not reported in segment information since this business is reported as a discontinued operation. Current and prior year amounts have been revised to reflect this change. Prior to July 10, 2019, the Company operated as a single reportable segment that was comprised of the Liberty Tax business.

The Vitamin Shoppe segment is an omni-channel specialty retailer and wellness lifestyle company with the mission of providing customers with the most trusted products, guidance, and services to help them become their best selves, however they define it. The Vitamin Shoppe segment offers a comprehensive assortment of nutritional solutions, including vitamins, minerals, specialty supplements, herbs, sports nutrition, homeopathic remedies, green living products, and natural beauty aids. The Vitamin Shoppe segment consists of our operations under the "Vitamin Shoppe" brand and is headquartered in Secaucus, New Jersey.

The American Freight segment operates under the American Freight banner. American Freight provides in-store and online access to purchase new, one-of-a-kind, out-of-box, discontinued, obsolete, reconditioned, overstocked, scratched and dented household appliances and unbranded furniture and mattresses at value prices. The American Freight segment consists of our operations under the "American Freight" banner and is headquartered in Delaware, Ohio.

The Buddy's segment leases and sells electronics, residential furniture, appliances and household accessories. The Buddy's segment consists of the Company's operations under the "Buddy's" brand and is headquartered in Orlando, Florida.
The Company measures the results of its segments, using, among other measures, each segment's total revenue, depreciation, amortization, and impairment charges and income (loss) from operations. The Company may revise the measurement of each segment's income (loss) from operations as determined by the information regularly reviewed by the CODM. When the measurement of a segment changes, previous period amounts and balances are reclassified to be comparable to the current period's presentation. For the twelve months ended April 30, 2019 and April 30, 2018, all revenues, depreciation, amortization and impairment charges and operating income (loss) were from discontinued operations so no amounts are presented in the tables below.

Total revenues by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Total revenue:
Vitamin Shoppe	$1,035,964	$30,574
American Freight	896,431	68,230
Buddy's	97,332	35,722
Consolidated total revenue	$2,029,727	$134,526

Depreciation, amortization, and impairment charges by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Depreciation, amortization, and impairment charges:
Vitamin Shoppe	$40,289	$986
American Freight	6,202	549
Buddy's	5,661	2,365
Consolidated depreciation, amortization, and impairment charges:	$52,152	$3,900

Operating income (loss) by segment are as follows:

	Twelve Months Ended	Transition Period From 5/1/2019 -
(In thousands)	12/26/2020	12/28/2019
Income (loss) from operations:
Vitamin Shoppe	$5,371	$(13,509)
American Freight	40,348	(18,539)
Buddy's	20,364	3,172
Total Segments	66,083	(28,876)
Corporate	(13,572)	(14,145)
Consolidated income (loss) from operations	$52,511	$(43,021)
Total assets by segment are as follows:

(In thousands)	12/26/2020	12/28/2019
Total assets:
Vitamin Shoppe	$607,148	$679,646
American Freight	801,731	267,176
Buddy's	137,698	188,941
Total Segments	1,546,577	1,135,763
Corporate	203,196	39,206
Consolidated total assets	$1,749,773	$1,174,969

Goodwill by segment is as follows:

(In thousands)	12/26/2020	12/28/2019
Goodwill:
Vitamin Shoppe	$1,277	$4,951
American Freight	367,882	31,028
Buddy's	79,099	88,542
Consolidated goodwill	$448,258	$124,521